NOTE 3 - ACQUSITION OF ASSETS	12 Months Ended
Dec. 31, 2019
Notes
NOTE 3 - ACQUSITION OF ASSETS

NOTE 3 – ACQUSITION OF ASSETS

On September 28, 2018 (the “Acquisition Date”), the Company completed an asset acquisition (the “Asset Acquisition Transaction”) with Human Brands International, Inc., a privately-held Nevada corporation ("HBI").  Pursuant to the Asset Acquisition Transaction, the Company acquired from HBI certain assets of HBI (the “Assets”) in exchange for 3,500,000 shares of common stock of the Company valued at $375,000, and $50,000 in cash, for total purchase price of $425,000 (the "Acquisition"). The Assets acquired were 12,000 bottles of Tequila Alebrijes products (the “Inventory”) and the brand name and property rights (the “Intangibles”).  Of the total $425,000 purchase price, $150,000 was allocated to the Inventory based on the tequila bottles’ invoiced fair market value on the Acquisition Date ($80,470 to finished goods inventory on hand on the Acquisition Date and $69,530 to Prepaid Inventory deliverable to the Company by HBI), with the remaining $275,000 allocated to the Intangibles.  As of December 31, 2019, the Company had not received all the inventory acquired in the acquisition and recorded an impairment on prepaid inventory of $69,530.  The Company has determined that no impairment of the other intangible assets is necessary as of December 31, 2019 or December 31, 2018, as the Company plans to commence sale and shipment of the Inventory utilizing the Tequila Alebrijes branding and property rights.

On the Acquisition Date, the 3,500,000 shares represented 52.4% of the Company’s then-issued and outstanding common stock.  So as not to effect a change in control, HBI granted the Company’s President, Mark Scharmann, an Irrevocable Proxy to vote 300,000 of its shares of the Company’s common stock.  We have since issued additional shares of our common stock to other individuals and HBI has transferred 296,154 of its shares to another other shareholders, thereby reducing HBI’s ownership percentage to 44% (3,203,846 shares) as of the date of this filing.  On May 24, 2019, the Company and proxy holder Mark Scharmann terminated the proxy and such proxy is of no further force or effect.  HBI has full voting rights as to the 300,000 shares described in the proxy.

The Company did not acquire any ongoing operation of or substantive processes from HBI.  The Company did not merge with or acquire an equity interest in HBI.  The Company made no changes in its officers or directors.  The Company did not hire any employees of HBI.  The transaction was essentially the acquisition of certain rights to distribute, rights to use a brand, and a limited amount of inventory.  The Company intends to either assign the acquired assets to a third party for a royalty, or contract with one or more other entities to market products under the Tequila Alebrijes brand on behalf of the Company.  As such, the transaction was deemed an asset purchase, with the Assets recorded at their fair market value on the Acquisition date.  As a result of the Acquisition, the Company was no longer considered to be a shell company.